Cover	Mar. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Allarity Therapeutics, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (“Amendment”) to the Company’s Current Report on Form 8-K with a date of report of March 25, 2022 (“Form 8-K”), as filed with the Securities and Exchange Commission on March 31, 2022 (“Original Filing Date”) to supplement its disclosure under Item 4.02 (a) and to add Exhibit 99.1. This Amendment should be read in conjunction with the Form 8-K. This Amendment speaks as of the Original Filing Date, does not reflect events that may have occurred subsequent to the Original Filing Date, and does not modify or update any disclosure made in the Form 8-K unless otherwise amended in this Amendment.
Document Period End Date	Mar. 25, 2022
Entity File Number	001-41160
Entity Registrant Name	ALLARITY THERAPEUTICS, INC.
Entity Central Index Key	0001860657
Entity Tax Identification Number	87-2147982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	210 Broadway
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	401
Local Phone Number	426-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ALLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false